Note 11 - Other Borrowings	12 Months Ended
Dec. 31, 2012
Other Borrowings [Abstract]
Other Borrowings [Text Block]
11.      OTHER BORROWINGS

Federal Home Loan Bank.  The Bank is a member of the Federal Home Loan Bank System. As a member of this system, it is required to maintain an investment in capital stock of the FHLB in an amount equal to the sum of 0.04% of total assets as of the previous December 31 and 4.10% of outstanding advances. No ready market exists for such stock and it has no quoted market value. The carrying value of the stock is its cost.

The Bank currently pledges as collateral for FHLB advances certain qualifying one- to four-family mortgage loans.  Pledged collateral is held in the custody of the FHLB.

Advances at December 31, 2012 and 2011 consisted of the following (in thousands):

	2012		2011
Amounts Maturing in Year Ending December 31	Weighted Average Rate	Amount	Weighted Average Rate	Amount

2012	--%	$--	2.25%	$3,570
2013	0.64	2,168	0.75	2,168
2014	4.16	114	4.16	114
2015	4.49	616	4.49	616
2016	3.95	82	3.95	82
2017	3.95	85	3.95	85
Thereafter	3.95	44	3.95	44

Total	1.76%	$3,109	2.06%	$6,679